Right-of-use assets and lease liabilities - Cash Outflows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Lease payments, total cash flow	€ 88.7	€ 96.3	€ 148.2
Lease, weighted average remaining lease term (in months)	296 months	296 months	365 months
Lease, weighted average discount rate (in %)	2.90%	3.00%	2.50%